Organization (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization [Line Items]
Service fee, rate	100.00%
Exercise of equity option (in Yuan Renminbi per share)	¥ 1
Capital contributions	¥ 146.9
Transferred repayment of loans	92.7
Wholly-Owned Foreign Enterprise [Member]
Organization [Line Items]
Transferred repayment of loans	36.8	¥ 32.0	¥ 20.5
VIE [Member]
Organization [Line Items]
Transferred repayment of loans	¥ 32.9	¥ 32.7	¥ 19.8